Payroll staff	12 Months Ended
Dec. 31, 2021
Payroll Staff [Abstract]
Payroll staff	Note 12. Payroll staff As of December 31, 2021 and 2020 the Technip Energies Group employed 15,586 and 14,657 full-time employees respectively.